******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22126
Reporting Period: 07/01/2009 - 06/30/2010
BlackRock Defined Opportunity Credit Trust









================== BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST ==================


E*TRADE FINANCIAL CORPORATION

Ticker:       ETFC           Security ID:  269246104
Meeting Date: MAY 13, 2010   Meeting Type: Annual
Record Date:  MAR 15, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Ronald D. Fisher         For       For          Management
2     Elect Director Steven J. Freiberg       For       For          Management
3     Elect Director Kenneth C. Griffin       For       For          Management
4     Elect Director Joseph M. Velli          For       For          Management
5     Elect Director Donna L. Weaver          For       For          Management
6     Approve Reverse Stock Split             For       For          Management
7     Amend Omnibus Stock Plan                For       For          Management
8     Ratify Auditors                         For       For          Management

========== END NPX REPORT